SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Right-of-use Assets
2026	$ 74
2027	1,041
Less: interest	(1)
Total lease liabilities	1,114	$ 1,175
Current liabilities	73	111
Non-current liabilities	$ 1,041	$ 1,064